Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders’ capital	Contributed surplus	Deficit	Accumulated other comprehensive income
Equity, beginning of year at Dec. 31, 2020	$ 2,822.8	$ 16,451.5	$ 19.7	$ (14,166.1)	$ 517.7
Issued on capital acquisitions	264.5	264.5
Redemption of restricted shares	0.8	8.5	(8.8)	1.1
Common shares repurchased for cancellation	(17.5)	(17.5)
Share issue costs, net of tax	(0.4)	(0.4)
Share-based compensation	6.8		6.8
Stock options exercised	0.1	0.3	(0.2)
Net income	2,364.1			2,364.1
Dividends ($0.0175 per share 2020; $0.0400 per share 2019)	(47.8)			(47.8)
Foreign currency translation adjustment	11.9				11.9
Equity, end of year at Dec. 31, 2021	$ 5,405.3	16,706.9	17.5	(11,848.7)	529.6
Dividends (in cad per share)	$ 0.0825
Redemption of restricted shares	$ 2.6	5.2	(5.2)	2.6
Common shares repurchased for cancellation	(294.2)	(294.2)
Share-based compensation	6.2		6.2
Stock options exercised	0.0	1.4	(1.4)
Net income	1,483.4			1,483.4
Dividends ($0.0175 per share 2020; $0.0400 per share 2019)	(200.6)			(200.6)
Foreign currency translation adjustment	90.7				90.7
Equity, end of year at Dec. 31, 2022	$ 6,493.4	$ 16,419.3	$ 17.1	$ (10,563.3)	$ 620.3
Dividends (in cad per share)	$ 0.3600